DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	Oct. 22, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	PROCTER & GAMBLE CO
Entity Incorporation, State or Country Code	OH
Entity File Number	1-434
Entity Tax Identification Number	31-0411980
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000080424
Amendment Flag	false
Common Stock, without Par Value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without Par Value
Trading Symbol	PG
Security Exchange Name	NYSE
0.110% Notes due 2026
Entity Information [Line Items]
Title of 12(b) Security	0.110% Notes due 2026
Trading Symbol	PG26D
Security Exchange Name	NYSE
4.875% EUR notes due May 2027
Entity Information [Line Items]
Title of 12(b) Security	4.875% EUR notes due May 2027
Trading Symbol	PG27A
Security Exchange Name	NYSE
1.200% Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
Security Exchange Name	NYSE
3.150% EUR Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	3.150% EUR Notes due 2028
Trading Symbol	PG28B
Security Exchange Name	NYSE
1.250% Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
Security Exchange Name	NYSE
1.800% Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
Security Exchange Name	NYSE
6.250% GBP notes due January 2030
Entity Information [Line Items]
Title of 12(b) Security	6.250% GBP notes due January 2030
Trading Symbol	PG30
Security Exchange Name	NYSE
0.350% Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	0.350% Notes due 2030
Trading Symbol	PG30C
Security Exchange Name	NYSE
0.230% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	0.230% Notes due 2031
Trading Symbol	PG31A
Security Exchange Name	NYSE
3.250% EUR Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.250% EUR Notes due 2031
Trading Symbol	PG31B
Security Exchange Name	NYSE
5.250% GBP notes due January 2033
Entity Information [Line Items]
Title of 12(b) Security	5.250% GBP notes due January 2033
Trading Symbol	PG33
Security Exchange Name	NYSE
2.900% Notes due 2033
Entity Information [Line Items]
Title of 12(b) Security	2.900% Notes due 2033
Trading Symbol	PG33B
Security Exchange Name	NYSE
3.200% EUR Notes due 2034
Entity Information [Line Items]
Title of 12(b) Security	3.200% EUR Notes due 2034
Trading Symbol	PG34C
Security Exchange Name	NYSE
1.875% Notes due 2038
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
Security Exchange Name	NYSE
0.900% Notes due 2041
Entity Information [Line Items]
Title of 12(b) Security	0.900% Notes due 2041
Trading Symbol	PG41
Security Exchange Name	NYSE
3.650% Notes due 2045
Entity Information [Line Items]
Title of 12(b) Security	3.650% Notes due 2045
Trading Symbol	PG45
Security Exchange Name	NYSE